UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                          Washington, DC 20549

                                FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amended [   ]; Amendment Number:
This Amendment (Check only one.):   [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Lyon, Stubbs & Tompkins, Inc.
Address:    777 Third Avenue
            18th floor
            New York, NY 10017

13F File Number:  801-20821

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:             Patricia M. Gibson
Title:            Vice President
Phone:            212-838-0300



Signature, Place, and Date of Signing:

    \s\ Patricia M. Gibson          New York, NY         November 08, 1999

Report Type (Check only one.):

[ X ]       13F HOLDING REPORT

[   ]       13F NOTICE

[   ]       13F COMBINATION REPORT

Confidential position has been omitted and filed separately with the Commission

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Mangers:    None

Form 13F Information Table Entry Total: 94

Form 13F Information Table Value Total: 455,582


List of Other Included Managers:

 No.    13F File Number    Name

None

                                                    Lyon, Stubbs & Tompkins, Inc.
                                                              FORM 13F
                                                         September 30, 1999

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T CORP.                  COM              001957109    11963   275013 SH       Sole                            275013
ABBOTT LABORATORIES            COM              002824100     1050    28616 SH       Sole                             28616
ALLIED SIGNAL, INC             COM              019512102      629    10500 SH       Sole                             10500
AMERICA ONLINE, INC.           COM              02364J104    30302   291187 SH       Sole                            291187
                                                                16      150 SH       Defined                            150
AMERICAN EXPRESS CO            COM              025816109      405     3000 SH       Sole                              3000
AMERICAN HOME PRODUCTS CORP.   COM              026609107     1264    30466 SH       Sole                             30466
AMERICAN INTERNAT'L GROUP INC  COM              026874107    12444   143142 SH       Sole                            143142
ATLANTIC RICHFIELD CO          COM              048825103     1294    14602 SH       Sole                             14602
BANK OF NEW YORK INC           COM              064057102      326     9736 SH       Sole                              9736
BELL ATLANTIC CORP             COM              077853109      279     4152 SH       Sole                              4152
BESTFOODS                      COM              08658U101      981    20200 SH       Sole                             20200
BP AMOCO PLC - SPONSORED ADR   COM              055622104     2066    18640 SH       Sole                             18640
BRISTOL MYERS SQUIBB CO.       COM              110122108     1409    20880 SH       Sole                             20880
CARNIVAL CORP. - CL A          COM              143658102    15852   364410 SH       Sole                            364410
                                                                 4      100 SH       Defined                            100
CHEVRON CORP                   COM              166751107     1042    11740 SH       Sole                             11740
CHUBB CORP                     COM              171232101      943    19000 SH       Sole                             19000
CINAR CORP. -CL B SUB VTG      COM              171905300    19577   647183 SH       Sole                            647183
                                                                15      500 SH       Defined                            500
CIRCUIT CITY STORES            COM              172737108    14190   336350 SH       Sole                            336350
                                                                 8      200 SH       Defined                            200
CISCO SYSTEMS, INC.            COM              17275R102    42830   624684 SH       Sole                            624684
COCA COLA CO                   COM              191216100     1095    22691 SH       Sole                             22691
DII GROUP, INC.                COM              232949107     1815    51567 SH       Sole                             51567
DOVER CORPORATION              COM              260003108     1161    28400 SH       Sole                             28400
DU PONT (E.I.) NEMOURS & CO    COM              263534109      888    14671 SH       Sole                             14671
ELIZABETHTOWN CORP             COM              269242103      609    12280 SH       Sole                             12280
EXXON CORP                     COM              302290101     6364    83742 SH       Sole                             83742
FANNIE MAE                     COM              313586109    15142   241550 SH       Sole                            241550
FORD MOTOR COMPANY             COM              345370100    19728   392588 SH       Sole                            392588
GENERAL ELECTRIC CO            COM              369604103    22414   189044 SH       Sole                            189044
GENERAL MOTORS - CLASS H       COM              370442832     9576   167275 SH       Sole                            167275
GILLETTE CO                    COM              375766102      390    11500 SH       Sole                             11500
GTE CORPORATION                COM              362320103      224     2916 SH       Sole                              2916
HEWLETT PACKARD CO             COM              428236103      582     6412 SH       Sole                              6412
HUBBELL INC                    COM              443510201      311     9761 SH       Sole                              9761
ILLINOIS TOOL WORKS, INC.      COM              452308109      378     5072 SH       Sole                              5072
INTEL CORPORATION              COM              458140100    25323   340760 SH       Sole                            340760
INTERNATIONAL BUSINESS MACHINE COM              459200101      290     2400 SH       Sole                              2400
JOHNSON & JOHNSON              COM              478160104      334     3638 SH       Sole                              3638
KANSAS CITY SOUTHERN INDS.     COM              485170104      300     6450 SH       Sole                              6450
KINDER MORGAN ENERGY PARTNERS, COM              494550106    15454   356808 SH       Sole                            356808
                                                                 9      200 SH       Defined                            200
LEE ENTERPRISES INC            COM              523768109      225     8226 SH       Sole                              8226
LESCO INC                      COM              526872106     1301    97250 SH       Sole                             97250
LILLY, ELI & CO                COM              532457108     7406   115375 SH       Sole                            115375
LINEAR TECHNOLOGY CORP.        COM              535678106      541     9200 SH       Sole                              9200
MAGNA INTERNATIONAL INC.       COM              559222401      575    11575 SH       Sole                             11575
MCI WORLDCOM, INC.             COM              55268B106    19119   266005 SH       Sole                            266005
                                                                 7      100 SH       Defined                            100
MEDIAONE GROUP                 COM              58440J104    21887   320400 SH       Sole                            320400
MEDTRONIC INC.                 COM              585055106      335     9434 SH       Sole                              9434
MERCK & CO INC                 COM              589331107    17187   265185 SH       Sole                            265185
MICROSOFT CORP.                COM              594918104    26667   294462 SH       Sole                            294462
MOBIL CORP COM                 COM              607059102     1615    16034 SH       Sole                             16034
MORGAN J P & CO INC            COM              616880100      446     3900 SH       Sole                              3900
NEW YORK REGIONAL RAIL CORP.   COM              649768108        6    10200 SH       Sole                             10200
NEXTEL COMMUNICATIONS, INC.-A  COM              65332V103      210     3100 SH       Sole                              3100
NUCOR CORP                     COM              670346105      343     7200 SH       Sole                              7200
OLD KENT FINANCIAL CORPORATION COM              679833103      312     8400 SH       Sole                              8400
PE CORP-PE BIOSYSTEMS GROUP    COM              69332S102     6913    95675 SH       Sole                             95675
PE CORP. - CELERA GENOMICS GRO COM              69332S201     1133    28150 SH       Sole                             28150
PEPSICO INC                    COM              713448108      223     7300 SH       Sole                              7300
PFIZER INC                     COM              717081103    24897   693981 SH       Sole                            693981
PHILIP MORRIS COMPANIES INC    COM              718154107      489    14300 SH       Sole                             14300
PMC COMMERCIAL TRUST-SBI       COM              693434102      152    11500 SH       Sole                             11500
PROCTER & GAMBLE CO            COM              742718109     1770    18876 SH       Sole                             18876
PSR MANAGEMENT INC.            COM              693642100        0    13500 SH       Sole                             13500
ROYAL DUTCH PETE CO            COM              780257705     1432    24250 SH       Sole                             24250
SARA LEE CORP                  COM              803111103      292    12496 SH       Sole                             12496
SBC COMMUNICATIONS, INC.       COM              78387G103      222     4338 SH       Sole                              4338
SFX ENTERTAINMENT, INIC.       COM              784178105     3977   129850 SH       Sole                            129850
                                                                 2       75 SH       Defined                             75
SOLECTRON CORPORATION          COM              834182107     8240   114750 SH       Sole                            114750
TEPPCO PARTNERS                COM              872384102     2524   126200 SH       Sole                            126200
TRIBUNE COMPANY                COM              896047107     9321   187350 SH       Sole                            187350
TYCO INTERNATIONAL LTD.        COM              902124106      868     8407 SH       Sole                              8407
UNITED TECHNOLOGIES            COM              913017109      451     7600 SH       Sole                              7600
WAL-MART STORES                COM              931142103     1548    32550 SH       Sole                             32550
WALT DISNEY COMPANY            COM              254687106     1582    60836 SH       Sole                             60836
WEIS MARKETS INC.              COM              948849104      233     6800 SH       Sole                              6800
YAHOO! INC.                    COM              984332106      219     1220 SH       Sole                              1220
Morgan St. WCOM Reset Perqs 6%                  617446257     2798   361000 SH       Sole                            361000
BANK OF AMERICA CORP.                           060505104      745    13387 SH       Sole                             13387
ALL AMERICAN TERM TRUST, INC.                   016440109     1229   101850 SH       Sole                            101850
CONSECO FIN TRUST - SERIES F   PRD              208464602      850    30700 SH       Sole                             30700
MORGAN STANLEY DW CAP. TRUST I PRD              553538208     1595    65775 SH       Sole                             65775
FIRST FUNDS INTERMEDIATE BOND                   320305717      25125845.878 SH       Sole                         25845.878
FIRST FUNDS TENNESSEE TAX FREE                  320305840      11611600.415 SH       Sole                         11600.415
JANUS FUND                                      471023101      87522101.624 SH       Sole                         22101.624
KAUFMAN FUND, INC.                              486250103       6812888.685 SH       Sole                         12888.685
NEUBERGER & BERMAN PARTNERS' E                  641224407      44117524.765 SH       Sole                         17524.765
VANGUARD HI-YIELD CORPORATE BO                  922031208      66790649.677 SH       Sole                         90649.677
REPORT SUMMARY                 94 DATA RECORDS              455582            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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